Operating expense - Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 83,902	$ 87,521	$ 84,426
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	31,321	31,280	29,169
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	20,038	20,174	20,216
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 32,543	$ 36,067	$ 35,041